CONSOLIDATED BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 158,599
Prepaid expenses	159,476
Total Current Assets	318,075
Cash and held to maturity securities held in Trust Account	414,333,909
Total Assets	414,651,984
Current liabilities
Accounts payable and accrued expenses	2,789,052
Income taxes payable	14,632
Total Current Liabilities	2,803,684
Deferred underwriting fee payable	14,490,000
Total Liabilities	17,293,684
Commitments and contingencies
Class A common stock, $0.0001 par value, 39,235,829 shares subject to possible redemption at $10.00 per share	392,358,290
Stockholders' Equity
Additional paid-in capital	8,453,607
Accumulated deficit	(3,454,848)
Total Stockholders' Equity	5,000,010
Total Liabilities and Stockholders' Equity	414,651,984
Class A Common Stock [Member]
Stockholders' Equity
Common stock	216
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 1,035